Acquisition	12 Months Ended
Mar. 31, 2011
Acquisition
Acquisition
(2)	Acquisition

On December 16, 2009, the Company acquired all preferred shares of SANYO Electric Co., Ltd. (SANYO) through a tender offer. On December 21, 2009, the Company subsequently converted the preferred shares to common shares, resulting in an acquisition of 50.2% of the voting rights and a controlling interest of SANYO.

SANYO is in the business of manufacturing and sales of solar cells, rechargeable batteries, electronic devices, commercial equipment, audio-visual equipment, home appliances, and other electronic and electric products. As a result of this acquisition, a collaborating relationship between the Company and SANYO is established under the large business strategy as an united business group to generate synergy, such as the further expansion in the solar business, reinforcement of competitiveness in the rechargeable battery business, strengthening of the financial and business position of SANYO through the application of the Company's cost reduction know-how, and creation of a comprehensive solution business centered on the environment and energy.

The fair value of noncontrolling interests was measured based on the market price per share of SANYO as of the acquisition date. The fair value of the consideration paid for the controlling interests of SANYO and the noncontrolling interests as of the acquisition date is as follows:

Yen (millions)
Fair value of consideration:
Cash	403,780
Fair value of noncontrolling interests	532,360

Total	936,140

Acquisition-related cost of 5,058 million yen was included in other deductions in the consolidated statements of operations for the year ended March 31, 2010.

Assets acquired and liabilities assumed reflected in the Company's consolidated balance sheet as of the acquisition date were as follows:

Yen (millions)
Cash and cash equivalents	228,972
Other current assets	653,709
Investments and advances	105,643
Property, plant and equipment	404,468
Goodwill	514,419
Intangible assets	494,103
Other assets	48,596

Total assets acquired	2,449,910

Current liabilities	606,639
Noncurrent liabilities	907,131

Total liabilities assumed	1,513,770

Total net assets acquired	936,140

Trade notes receivable, trade accounts receivable and other short-term receivables recorded at the fair value were included in other current assets in the table above, and the fair value was measured by deducting allowance for doubtful receivables of 73 million yen, 5,319 million yen and 964 million yen from their contractual amounts of 26,001 million yen, 314,175 million yen, 23,941 million yen, respectively. Long-term receivables recorded at the fair value were included in investments and advances, and the fair value was measured by deducting allowance for doubtful receivables of 2,730 million yen from their contractual amounts of 10,999 million yen.

Intangible assets of 492,476 million yen were subject to amortization, which include right of trademark of 45,451 million yen with a 10-year weighted-average useful life, customer relationship of 52,011 million yen with a 12-year weighted-average useful life and patents and know-how of 355,490 million yen with a 10-year weighted-average useful life.

The total amount of goodwill is included in "SANYO" segment, and is not deductible for tax purpose.

Accrued warranty costs of 4,253 million yen were included in current liabilities in the table above.

Net sales and loss before income taxes of SANYO and its subsidiaries that are included in the consolidated statements of operations for the year ended March 31, 2010 are 399,888 million yen and 23,352 million yen, respectively.

The unaudited pro forma information shows the results of the Company's consolidated operations for the year ended March 31, 2010 and 2009 as though SANYO and its subsidiaries had been consolidated at the beginning of fiscal 2010 and 2009. The pro forma data is not necessarily indicative of the Company's results of operations that would actually have been reported if the transaction in fact had occurred on April 1, 2009 or 2008, and is not necessarily representative of the Company's consolidated results of operations for future periods.

	Unaudited
	Yen (millions)
	2010	2009
Net sales	8,617,400	9,537,809
Net income (loss) attributable to Panasonic Corporation	(133,012)	(436,093)

	Unaudited
	Yen
	2010	2009
Net income (loss) per share attributable to Panasonic Corporation common shareholders:
Basic	(64.24)	(209.73)
Diluted	—	(209.73)

Diluted net income (loss) per share attributable to Panasonic Corporation common shareholders for the year ended March 31, 2010 has been omitted because the Company did not have potentially dilutive common shares that were outstanding for the period.